Omnibus Incentive Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2017
Omnibus Incentive Compensation Plan [Abstract]
Omnibus Incentive Compensation Plan

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award- date fair value
Unvested on January 1, 2016	240,000	$1,325	610,000	$3,367
Vested	33,332	184	117,500	374
Unvested on December 31, 2016	206,668	$1,141	492,500	$2,993
Vested	36,666	202	117,500	395

Unvested on December 31, 2017	170,002	$939	375,000	$2,598